January 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

RE:	EQ Advisors Trust - Post-Effective Amendment No. 60 to the

Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 60 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to include information regarding one (1) newly organized series of the Trust (“New Series”). This New Series is substantially similar to the four series included in Post-Effective Amendment No. 59 to the Registration Statement, which was filed with the SEC on December 30, 2008. The Part C contained in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 59.

The Post-Effective Amendment is scheduled to become effective on April 10, 2009. We would therefore appreciate receiving any comments by March 16, 2009. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact Mark C. Amorosi or Andrea Ottomanelli Magovern from K&L Gates, LLP, counsel to the Trust, at (202) 778-9351 and (202) 778-9178, respectively or me at (212) 314-5280.

Sincerely,

/s/ William MacGregor
William MacGregor, Esq.
Vice President and Counsel

cc:	Patricia Louie, Esq.

AXA Equitable Life Insurance Company

Mark C. Amorosi, Esq.

Andrea Ottomanelli Magovern, Esq

K&L Gates LLP